BUSINESS DEVELOPMENT (Details 1) (Unibanco and Unibanco Holdings [Member], BRL) In Millions	12 Months Ended
	Dec. 31, 2009	Feb. 18, 2009
Unibanco and Unibanco Holdings [Member]
Business Acquisition [Line Items]
Cash and cash equivalents		17,262
Interest-bearing deposits in other banks		770
Securities purchased under resale agreements		26,922
Central Bank compulsory deposits		2,093
Trading assets, at fair value		21,265
Available-for-sale securities, at fair value		18,547
Held-to-maturity securities, at amortized cost		836
Net loans and leases		69,644
Investments in unconsolidated companies - Redecard		3,891
Investments in unconsolidated companies - Others		1,166
Premises and equipment, net		1,155
Intangible assets		13,517
Deferred tax asset, net		1,560
Deferred tax asset for excess tax-deductible goodwill		7,155
Other assets		15,557
Total assets purchased		201,340
Non-interest and interest-bearing deposits		56,762
Securities sold under repurchase agreements		33,545
Short and long-term borrowings		38,813
Other liabilities		45,228
Total liabilities assumed		174,348
Net asset at fair value		26,992
Fair value of non-controlling interests		(1,503)
Shareholders’ equity attributable to Itaú Unibanco		25,489
Purchase price		24,659
Bargain purchase gain	830